Stock-Based Compensation - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2009	Mar. 31, 2011 Stock Options Fiscal 2002 Plan	Mar. 31, 2011 Minimum Stock Options Year	Mar. 31, 2011 Maximum Stock Options Year	Mar. 31, 2011 Stock Options USD ($)	Mar. 31, 2011 Stock Options JPY (¥)	Mar. 31, 2010 Stock Options JPY (¥)	Mar. 31, 2009 Stock Options JPY (¥)	Mar. 31, 2011 Stock Compensation Plan USD ($) Point	Mar. 31, 2011 Stock Compensation Plan JPY (¥)	Mar. 31, 2010 Stock Compensation Plan JPY (¥)	Mar. 31, 2009 Stock Compensation Plan JPY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock vesting period		2 years
Stock exercise period		10 years
Stock granted for purchase	18,000,000	300,900
Weighted average vesting period			1.67	1.92
Weighted average exercise period			9.67	9.92
Cash received from the exercise of stock options					$ 1	¥ 98	¥ 77	¥ 245
Total intrinsic value of options exercised					0	19	6	202
Incremental stock-based compensation costs recognized					$ 2	¥ 142	¥ 611	¥ 1,370	$ 3	¥ 255	¥ 355	¥ 356
Points granted									38,700	38,700
Points settled for individuals retired									8,975	8,975
Points outstanding									123,008	123,008